FIVE HIGHEST PAID EMPLOYEES - Number of highest paid employees in each remuneration band (Details) - Highest paid employees [member] - employee	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Highest Paid Employees [line items]
Number of highest paid employees	5	5	5
RMB5,500,001 to RMB6,000,000 [member]
Disclosure Of Highest Paid Employees [line items]
Number of highest paid employees	0	1	0
RMB6,000,001 to RMB6,500,000 [member]
Disclosure Of Highest Paid Employees [line items]
Number of highest paid employees	1	0	0
RMB7,000,001 to RMB7,500,000 [member]
Disclosure Of Highest Paid Employees [line items]
Number of highest paid employees	1	0	3
RMB7,500,001 to RMB8,000,000 [member]
Disclosure Of Highest Paid Employees [line items]
Number of highest paid employees	0	3	0
RMB8,000,001 to RMB8,500,000 [member]
Disclosure Of Highest Paid Employees [line items]
Number of highest paid employees	1	0	0
RMB9,000,001 to RMB9,500,000 [member]
Disclosure Of Highest Paid Employees [line items]
Number of highest paid employees	1	1	2
RMB10,000,001 to RMB10,500,000 [member]
Disclosure Of Highest Paid Employees [line items]
Number of highest paid employees	1	0	0